Fair Value Measurement - Schedule of Fair Value Hierarchy of the Valuation (Details) - Fair Value, Recurring - Fair Value, Inputs, Level 3 - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total Liabilities at Fair Value	$ 0	$ 0	$ 40,044,013
2022 and 2023 Convertible Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total Liabilities at Fair Value		0	36,283,891
Whiskey Special Ops 2023 Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total Liabilities at Fair Value		0	1,452,562
Warrant Liabilities 2022 and 2023 Convertible Notes
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total Liabilities at Fair Value		0	794,868
Warrant Liabilities Whiskey Special Ops
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total Liabilities at Fair Value		$ 0	$ 1,512,692